INCOME TAX (FY) (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX [Abstract]
Income Tax Provision During Period
The income tax provision for the period from July 14, 2020 (inception) through December 31, 2020 consists of the following:
December 31, 2020
Federal
Current	$ —
Deferred	(49,253)

State and Local
Current	—
Deferred	—

Change in valuation allowance	49,253

Income tax provision	$ —

Deferred Tax Assets
The Company’s net deferred tax assets is as follows:
December 31, 2020
Deferred tax assets
Start-up Costs	$ 30,269
Net operating loss carryforward	18,984
Total deferred tax assets	49,253
Valuation Allowance	(49,253)
Deferred tax assets, net of allowance	$ —

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
December 31, 2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(18.0)%
Transaction costs allocable to warrant liabilities	(1.6)%
Compensation expense related to warrant liabilities	(0.3)%
Valuation allowance	(1.1)%
Income tax provision	0.0%